Commitments, Contingencies and Off-Balance-Sheet Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period to commit loan	1 year
Extend of maturities	40 years
Average reserve balance under Federal Reserve Board requirements	$ 1,217	$ 998
Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	2.25%	2.25%
Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	15.00%	15.00%